Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, authorized (in Shares)	500,000,000	500,000,000	500,000,000
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, issued (in Shares)	291,347,036	291,347,036	291,347,036
Common Stock, outstanding (in Shares)	291,347,036	291,347,036	291,347,036